Goodwill and Identifiable Intangible Assets, Net - Summary of the Company's Identifiable Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Original Cost	$ 163,000	$ 163,000	$ 163,000
Accumulated Amortization	(37,743)	(30,638)	(21,165)
Net Amount	125,257	132,362	141,835
Trade name
Finite-Lived Intangible Assets [Line Items]
Original Cost	13,000	13,000	13,000
Accumulated Amortization	(3,018)	(2,531)	(1,881)
Net Amount	$ 9,982	$ 10,469	$ 11,119
Remaining Weighted Average Amortization Period (years)	15 years 4 months 24 days	16 years 1 month 6 days	17 years 1 month 6 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Original Cost	$ 150,000	$ 150,000	$ 150,000
Accumulated Amortization	(34,725)	(28,107)	(19,284)
Net Amount	$ 115,275	$ 121,893	$ 130,716
Remaining Weighted Average Amortization Period (years)	13 years 1 month 6 days	13 years 9 months 18 days	14 years 9 months 18 days